Annual Total Returns - Fidelity Freedom Blend 2010 Fund [BarChart] - 03.31 Fidelity Freedom Blend Funds - Premier Combo PRO-05 - Fidelity Freedom Blend 2010 Fund	Aug. 03, 2022
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Freedom Blend 2010 Fund- Class K6
Bar Chart Table:
Annual Return 2019	14.59%
Annual Return 2020	10.89%
Annual Return 2021	5.29%